DECOMMISSIONING AND REHABILITATION PROVISION	12 Months Ended
Dec. 31, 2021
DECOMMISSIONING AND REHABILITATION PROVISION
DECOMMISSIONING AND REHABILITATION PROVISION

13.          DECOMMISSIONING AND REHABILITATION PROVISION

	December 31	December 31
	2021	2020

Decommissioning and rehabilitation provision – Beginning of period	$6,542	$6,202

Change due to re-estimation	(927)	305
Accretion expense, included in other income and expense	52	35

Decommissioning and rehabilitation provision – End of period	5,667	6,542

Less: current decommissioning and rehabilitation provision	705	—

Non-current decommissioning and rehabilitation provision	$4,962	$6,542

The Corporation’s decommissioning and rehabilitation provision consists of costs expected to be incurred in respect of future reclamation and closure activities at the end of the life of the Bellekeno, Flame & Moth, Bermingham, Lucky Queen and Onek deposits. These activities include plant dismantling, water treatment, land rehabilitation, ongoing monitoring, care and maintenance and other reclamation and closure related requirements.

The total inflation adjusted estimated cash flows required to settle the decommissioning and rehabilitation provision is estimated to be $6,600,000 (December 31, 2020 – $7,322,000), with the expenditures expected to be incurred substantially over the course of the next 18 years. In determining the carrying value of the decommissioning and rehabilitation provision as at December 31, 2021, the Corporation has used a risk-free discount rate of 1.66% (December 31, 2020 – 1.02%) and an inflation rate of 2.0% (December 31, 2020 – 2.0%) resulting in a discounted amount of $5,667,000 (December 31, 2020 – $6,542,000).